Supplementary Financial Statement Information (Details) - Schedule of revenue by major customers - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021		Jun. 30, 2020
Customer A [Member]
Supplementary Financial Statement Information (Details) - Schedule of revenue by major customers [Line Items]
Total revenues	$ 161	$ 273	$ 14,364		$ 469
Customer B [Member]
Supplementary Financial Statement Information (Details) - Schedule of revenue by major customers [Line Items]
Total revenues	440			[1]
Customer C [Member]
Supplementary Financial Statement Information (Details) - Schedule of revenue by major customers [Line Items]
Total revenues		$ 500		[1]	$ 849

[1]	Less than 10%.